Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 13. Related Party Transactions

Due to officers

Amounts due to officers as of March 31, 2022 and December 31, 2021 are comprised of the following:

	March 31, 2022	December 31, 2021
	(Unaudited)
Ralph Hofmeier:
Accrued salaries	$11,684	$17,485
Total due to Ralph Hofmeier	11,684	17,485
Total due to officers	$11,684	$17,485

Unsecured advances due to officers represent unreimbursed Corporation expenses paid by the officers on behalf of the Corporation. These advances are non-interest bearing and are due on demand.

Officer Compensation

Accrued salaries represent amounts accrued in accordance with the employment agreements for Mr. Hofmeier, the Company’s President, Chief Executive Officer and Chairman of the Board, and Ms. Velazquez, the Company’s Chief Operating Officer and Vice-Chairman. Mr. Hofmeier and Ms. Velazquez are also significant stockholders.

Customer deposit

EAWC-TV functions as a distributor of EAWD product. In 2019, EAWC-TV, having secured EAWD’s first customer, has placed a $550,000 order for a solar powered atmospheric water generator (“AWG”) for one of its customers. EAWC-TV and the Company on December 13, 2019 agreed to accept a $303,742 reduction in the balance owed by EAWD to EAWC-TV as a deposit with EAWD related to this order. The deposit was satisfied through delivery of the equipment. The equipment was built in Germany.

In 2020, manufacture of the unit was delayed due to Covid-19 related issues. The Company and EAWC-TV agreed as it had done in 2019, to clear the outstanding balances in the D/T/F EAWC-TV and the outstanding balance it carried in its accounts payable account for administrative services, which it did on December 26, 2020 which resulted in an additional down payment of $193,497. EAWC-TV has an unpaid balance on the equipment of $55,112 and 55,169 as of March 31, 2022 and December 31, 2021, respectively, which represents the balance of the Company’s outstanding accounts receivable as of March 31, 2022 and December 31, 2021.

Virhtech Gmbh

As of March 31, 2022 and December 31, 2021, the Company owed Virhtech Gmbh, a related party of the Company, $124,370 for services performed for the Company and is classified as accounts payable – related party on the condensed consolidated balance sheets.

Investor deposit and officer compensation

As of December 31, 2021, the Company recorded $792,745, or 15,855,000 common shares to be issued, as common stock subscriptions within stockholders’ deficit and $377,350, or 7,547,000 common shares to be issued, as a common stock subscription liability for stock issuance transactions in process. The $1,170,095 is part of pending stock sales for 23,402,000 shares that has been funded and is waiting issuance to complete the sale at December 31, 2021. The common stock subscription liability consists of cash received for future share issuances in which a sales and purchase agreement was not signed and returned from the investor.

For the three months ended March 31, 2022, the Company recorded $722,445 in common stock subscriptions for stock issuance transactions in process. The $722,445 was part of pending stock sales for 10,324,000 shares that has been funded and was waiting issuance to complete the sale. Shares were issued within the period of April 2022.

Note 13. Related Party Transactions

Due to officers

Amounts due to officers as of December 31, 2021 and 2020 are comprised of the following:

	2021	2020
Ralph Hofmeier:
Unsecured advances due to officer	$—	$17,778
Accrued salaries	17,485	—
Total due to Ralph Hofmeier	17,485	17,778

Irma Velazquez:
Unsecured advances due to officer	—	66,898
Accrued salaries	—	—
Total due to Irma Velazquez	—	66,898
	$17,485	$84,676

Officer Compensation

Accrued salaries represent amounts accrued in accordance with the employment agreements for Mr. Hofmeier, the Company’s President, Chief Executive Officer and Chairman of the Board, and Ms. Velazquez, the Company’s Chief Operating Officer and Vice-Chairman. Mr. Hofmeier and Ms. Velazquez are also significant stockholders.

On December 18, 2020, the Company entered into a Settlement Agreement with each of Mr. Hofmeier and Ms. Velazquez whereby Mr. Hofmeier and Ms. Velazquez each agreed to receive 300,000 shares of its Series A Preferred Stock with a fair market value of $150,000 (collectively, the “Compensation Shares”). Compensation Shares are issued in full satisfaction of $150,000 accrued salary due the Employees, Mr. Ralph Hofmeier and Mrs. Irma Velazquez, MSc. simultaneously herewith, each employee shall receive a one-time bonus of (i) 10,000,000 shares of its Common Stock with a fair market value of $1,500,000 and (ii) 2,700,000 shares of its Series A Preferred Stock, with a fair market value of $1,350,000 (collectively the “Bonus Shares”). See Investor and officer deposit below for more information.

Customer deposit

EAWC-TV functions as a distributor of EAWD product. In 2019, EAWC-TV, having secured EAWD’s first customer, has placed a $550,000 order for a solar powered atmospheric water generator (“AWG”) for one of its customers. EAWC-TV and the Company on December 13, 2019 agreed to accept a $303,742 reduction in the balance owed by EAWD to EAWC-TV as a deposit with EAWD related to this order. The deposit was satisfied through delivery of the equipment. The equipment was built in Germany.

In 2020, manufacture of the unit was delayed due to Covid-19 related issues. The Company and EAWC-TV agreed as it had done in 2019, to clear the outstanding balances in the D/T/F EAWC-TV and the outstanding balance it carried in its accounts payable account for administrative services, which it did on December 26, 2020 which resulted in an additional down payment of $193,497. EAWC-TV has an unpaid balance on the equipment of $52,761, which represents a majority of the balance of the Company’s outstanding accounts receivables as of both December 31, 2021 and 2020.

Virhtech Gmbh

As of December 31, 2021 and 2020, the Company owed Virhtech Gmbh, a related party of the Company, $124,370 and $153,300, respectively, for services performed for the Company and is classified as accounts payable – related party on the consolidated balance sheets.

Officer and investor deposits

On December 31, 2020, the Company recorded $1,500,000 as officer compensation and $4,000 in common stock subscriptions for stock issuance transactions in process. The $4,000 is part of a pending stock sale for 40,000 shares that has been funded were issued on January 20, 2021. The $1.5 million is part of the bonus payment to officers authorized on December 18, 2020. The shares were issued as of December 31, 2021.

As of December 31, 2021, the Company recorded $792,745, or 15,855,000 common shares to be issued, as common stock subscriptions within stockholders’ deficit and $377,350, or 7,547,000 common shares to be issued, as a common stock subscription liability for stock issuance transactions in process. The $1,170,095 is part of pending stock sales for 23,402,000 shares that has been funded and is waiting issuance to complete the sale at December 31, 2021. The common stock subscription liability consists of cash received for future share issuances in which a sales and purchase agreement was not signed and returned from the investor at the date of this filing.